STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 3) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Number of Shares:
Balance, beginning		22,262,608	22,240,833		32,292,580
Issued			300,000		18,727,769
Exercised			(200,000)		(22,809,908)
Expired			(78,225)		(1,019,608)
Granted		24,900,000
Cancelled/Forfeited					(4,950,000)
Balance, ending		47,162,608	22,262,608		22,240,833
Exercisable as of December 31, 2018		47,162,608	22,262,608
Weighted Average Exercise Price:
Balance, beginning		$ 0.31	$ 0.31		$ 0.30
Issued			0.15		0.15
Exercised			0.15		0.11
Expired			0.26		0.07
Granted		0.15
Forfeited/canceled					0.40
Balance, ending		0.23	0.31		$ 0.31
Exercisable as of December 31, 2018		$ 0.23	$ 0.31
Weighted- Average Remaining Contractual Term:
Balance at December 31, 2019		2 years 8 months 12 days	2 years 9 months 18 days
Exercisable at December 31, 2019		2 years 8 months 12 days	2 years 9 months 18 days
Aggregate Intrinsic Value:
Balance at December 31, 2019	[1]
Exercisable at December 31, 2019		[2]		[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.0699 for our common stock on December 31, 2019.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.08 for our common stock on March 31, 2020.